Stock Authorization And Issuance (Summary Of Equity Offerings) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	1,800,000		2,900,000
Average Exercise Price Per Warrant			$ 0.44
Net Proceeds		$ 900
Director Stock Purchase [Member] | March - May 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold				1,359,000
Average Price per Share/Unit				$ 0.87
Net Proceeds				$ 1,148
Offerings under ATM [Member] | March 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold				217,000
Average Price per Share/Unit				$ 0.83
Net Proceeds				$ 180
Offerings under ATM [Member] | January - June 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold				2,940,000
Average Price per Share/Unit				$ 0.70
Net Proceeds				$ 2,047
Offerings under Equity Line Agreement [Member] | July 2018 and September 2018 [Member]
Equity Offerings [Line Items]
Number of warrants issued				10,000,000
Average Exercise Price Per Warrant				$ 0.38
Net Proceeds				$ 1,901